Fair Value of Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member]	Mar. 31, 2011 2011 Acquisitions [Member]
Business Acquisition [Line Items]
Cash paid, net of cash acquired					$ 6,387	$ 57,228
Liabilities assumed					463	6,159	800
Noncontrolling interest						17,063
Goodwill recognized	(1,097,447)	(997,344)	(947,371)	(887,895)	(5,407)	(62,917)	(23,400)
Fair value of assets acquired					$ 1,443	$ 17,533